Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 510,323	$ 267,684
Restricted cash advances and collateral	7,862	5,767
Current investments		59,977
Current investments - customer deposits	122,668	228,510
Total current investments	122,668	288,487
Accounts receivable	100,409	81,557
Inventories	302	515
Prepaid expenses and deposits	29,393	22,567
Assets held for sale		6,972
Income tax receivable	16,540	16,838
Derivatives	2,037
Total current assets	789,534	690,387
Non-current assets
Restricted cash advances and collateral	45,834	45,728
Prepaid expenses and deposits	16,514	20,798
Long-term accounts receivable	11,818	9,458
Long-term investments	6,981	6,921
Promissory note		4,827
Property and equipment	44,837	40,800
Investment tax credits receivable	3,056	1,892
Income tax receivable	14,061
Deferred income taxes	5,141	1,054
Derivatives		52,038
Goodwill and intangible assets	4,477,350	4,588,572
Total non-current assets	4,625,592	4,772,088
Total assets	5,415,126	5,462,475
Current liabilities
Accounts payable and accrued liabilities	151,473	135,777
Other payables	42,714	56,588
Provisions	17,590	212,780
Customer deposits	349,766	366,735
Income tax payable	35,941	23,616
Current maturity of long-term debt	4,990	47,750
Derivatives		4,922
Total current liabilities	602,474	848,168
Non-current liabilities
Long-term debt	2,353,579	2,380,829
Provisions	3,093	8,942
Derivatives	111,762	5,594
Income tax payable	24,277
Deferred income taxes	16,510	17,214
Total non-current liabilities	2,509,221	2,412,579
Total liabilities	3,111,695	3,260,747
EQUITY
Share capital	1,884,219	1,862,789
Reserves	(142,340)	35,847
Retained earnings	561,519	302,288
Equity attributable to the Shareholders of The Stars Group Inc.	2,303,398	2,200,924
Non-controlling interest	33	804
Total equity	2,303,431	2,201,728
Total liabilities and equity	5,415,126	5,462,475
Operational
Current assets
Cash and cash equivalents	283,225	129,459
Customer Deposits
Current assets
Cash and cash equivalents	$ 227,098	$ 138,225